UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,672,277
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	2,170	1,988,089
Selma Industrial Development Board, RB, International Paper Company Project, Series A, 5.38%, 12/01/35	565	590,640
		5,251,006
California — 15.9%
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 11/15/40 (a)	240	257,858
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	1,993,029
California State Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,256,036
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,514,952
City of San Jose California, ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,608,944
5.75%, 3/01/34	2,180	2,408,638
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,818,786
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,285,325
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,500	1,718,850
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,746,455
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	1,825	2,031,663
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,560,975
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	1,250	1,495,638
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC) (b):
5.66%, 12/01/24	2,635	1,319,002
5.66%, 12/01/25	2,355	1,108,781
5.66%, 12/01/26	2,355	1,041,428

Municipal Bonds	Par (000)	Value
California (concluded)
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	$1,850	$2,116,585
		30,282,945
Colorado — 1.4%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,246,845
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	455	514,332
		2,761,177
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Public Utility, RB, Series A, 5.50%, 10/01/39	2,000	2,266,400
Florida — 9.5%
City of Gainesville Florida, Refunding RB, Series C, 5.25%, 10/01/34	2,500	2,838,500
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,620,180
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	2,215	2,248,402
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series 2009A, 5.00%, 1/01/29	1,465	1,609,302
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	5,172,161
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,528,932
		18,017,477
Illinois — 18.6%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	2,000	2,266,160
5.00%, 12/01/41	4,330	4,635,655
City of Chicago Illinois, RB, Series A, 5.25%, 1/01/38	795	896,490
City of Chicago Illinois, RB, O’Hare International Airport:
General Third Lien, Series A, 5.75%, 1/01/39	1,145	1,306,903
General Third Lien, Series C, 6.50%, 1/01/41	5,225	6,314,099
General Third Lien, Series C (AGC), 5.25%, 1/01/35	1,255	1,380,174
Series A (AGM), 5.00%, 1/01/33	8,000	8,543,440

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	$2,000	$2,372,060
Sales Tax Receipts, 5.25%, 12/01/36	635	709,930
Sales Tax Receipts, 5.25%, 12/01/40	1,810	2,018,856
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,602,992
6.00%, 6/01/28	400	448,528
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,844,650
		35,339,937
Indiana — 8.4%
Indiana Finance Authority Wastewater Utility, RB, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/31	2,720	3,138,771
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	5,000	5,271,200
Indianapolis Local Public Improvement Bond Bank, RB:
Series 2011F, 5.25%, 2/01/36	3,055	3,469,747
Series 2011K, 5.00%, 6/01/25	2,140	2,464,638
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,603,373
		15,947,729
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,080	1,194,156
Massachusetts — 1.3%
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.50%, 7/01/32	2,440	2,444,441
Michigan — 8.2%
City of Detroit Michigan, RB:
Second Lien, Series B (FGIC), 5.50%, 7/01/29	2,410	2,709,611
Senior Lien, Series B (AGM), 7.50%, 7/01/33	750	946,688
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,957,906
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,910	2,127,243
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	875	1,017,415

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC) (concluded):
5.25%, 10/15/25	$455	$526,672
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,361,944
		15,647,479
Minnesota — 0.8%
City of Minneapolis Minnesota, Fairview Health Services, Refunding RB, Series B (AGC), 6.50%, 11/15/38	1,325	1,564,136
Nevada — 6.0%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,246,280
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	2,510	2,737,030
Las Vegas-McCarran, International Airport, Series A-1 AMT (AGM), 5.00%, 7/01/23	1,750	1,878,450
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	4,440	4,556,594
		11,418,354
New Jersey — 8.8%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	7,188,095
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,298,954
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	2,042,354
Series A (AGC), 5.63%, 12/15/28	3,500	4,040,750
Series B 5.25%, 6/15/36	1,000	1,125,150
		16,695,303
New York — 7.7%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,510	2,836,325
New York City Municipal Water and Sewer Finance Authority, RB, Second General Resolution:
Fiscal 2009, Series EE, 5.25%, 6/15/40	3,410	3,801,706
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,670,490
Series EE, 5.38%, 6/15/43	1,305	1,492,320
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,548,246

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	$3,025	$3,396,712
		14,745,799
Pennsylvania — 1.7%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	1,720	1,858,701
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series D, 5.00%, 7/01/32	1,215	1,345,710
		3,204,411
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,469,030
Texas — 22.9%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,500	2,747,800
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	1,080	1,242,140
5.00%, 11/15/29	1,365	1,554,121
City of Houston Texas, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,820,880
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	1,840	2,121,134
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	3,175	3,534,410
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, Series 2009, 5.25%, 10/01/29	1,200	1,372,164
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	600	713,964
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	775	875,727
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	4,550	5,261,256
North Texas Tollway Authority, Refunding RB, First Tier System (NPFGC):
5.75%, 1/01/40	4,885	5,299,150
Series A, 5.63%, 1/01/33	6,585	7,241,854
Series B, 5.75%, 1/01/40	6,275	6,806,994
		43,591,594

Municipal Bonds	Par (000)	Value
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	$1,000	$1,076,650
Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,500	1,774,305
Washington — 1.5%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,581,154
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	1,075	1,243,420
		2,824,574
Total Municipal Bonds – 120.1%		228,516,903

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	2,120	2,248,938
California — 2.5%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	1,258	1,323,790
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,149	3,431,957
		4,755,747
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	5,610	5,903,347
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 10/01/35	1,040	1,299,245
Florida — 7.4%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	4,302	4,506,843
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,615,475
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	960	1,026,115
		14,148,433

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Georgia — 2.3%
Augusta-Richmond County Georgia, RB, Water & Sewer (AGM), 5.25%, 10/01/34	$4,000	$4,342,360
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,509	2,725,507
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,621,692
Massachusetts — 6.5%
Massachusetts School Building Authority, Sales Tax Revenue RB:
Senior, Series B, 5.00%, 10/15/41	3,060	3,469,826
Series A (AGM), 5.00%, 8/15/30	8,008	8,941,710
		12,411,536
Nevada — 5.4%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,850,400
Series B, 5.50%, 7/01/29	3,749	4,408,854
		10,259,254
New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,401	2,575,058
New York — 4.3%
New York Liberty Development Corp., RB:
1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	4,530	5,146,216
4 World Trade Center Project, 5.75%, 11/15/51	2,660	3,026,894
		8,173,110
Puerto Rico — 1.1%
Puerto Rico Sales Tax Financing Corp., RB, Series C, 5.25%, 8/01/40	1,820	2,021,128
Washington — 2.3%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	4,002	4,462,878
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 40.4%		76,948,233
Total Long-Term Investments (Cost – $279,505,187) – 160.5%		305,465,136

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	6,534,429	$6,534,429
Total Short-Term Securities (Cost – $6,534,429) – 3.4%		6,534,429
Total Investments (Cost - $286,039,616*) 163.9%		311,999,565
Other Assets Less Liabilities – 2.0%		3,779,472
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.2)%		(38,401,214)
Preferred Shares, at Redemption Value – (45.7)%		(87,000,000)
Net Assets – 100.0%		$190,377,823

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$247,698,173
Gross unrealized appreciation	$26,196,474
Gross unrealized depreciation	(280,496)
Net unrealized appreciation	$25,915,978

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$257,858	$2,594

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	6,952,084	(417,655)	6,534,429	$1,885

(e)	Represents the current yield as of report date.

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
64	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$8,464,000	$(112,122)

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2012	4

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		$305,465,136	—	$305,465,136
Short-Term Securities	$6,534,429	—	—	6,534,429
Total	$6,534,429	$305,465,136	—	$311,999,565

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(112,122)	—	—	$(112,122)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 23, 2012